Aggregate Maturities of Long-Term Debt (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Debt Disclosure [Line Items]
2013	¥ 10,874
2014	6,822
2015	4,379
2016	1,800
2017 and thereafter	663
Long-term debt (Notes 4 and 10)	¥ 24,538	¥ 29,067